Shareholders’ Equity (Details) - USD ($)		12 Months Ended
	Dec. 14, 2022	Dec. 31, 2022	Dec. 31, 2021
Shareholders’ Equity (Details) [Line Items]
Ordinary shares authorized		500,000,000
Ordinary shares par value (in Dollars per share)		$ 0.0001
Additional paid in capital (in Dollars)		$ 10,645,122	$ 1,060,510
Net income tax rate		10.00%
Capital reserve		50.00%
Reserved amount (in Dollars)		$ 916,912	$ 568,418
IPO [Member]
Shareholders’ Equity (Details) [Line Items]
Offering (in Dollars)		$ 10,646,322
Shares par value (in Dollars per share)		$ 1,200
Additional paid in capital (in Dollars)		$ 10,645,122
Additional ordinary shares		450,000
Professional fees (in Dollars)		$ 1,061,170
Class A ordinary shares [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares authorized		450,000,000	450,000,000
Ordinary shares par value (in Dollars per share)		$ 0.0001
Ordinary shares issued		11,000,000	8,000,000
Ordinary shares outstanding		11,000,000	8,000,000
Additional paid in capital (in Dollars)		$ 9,584,612
Ahares increased amount (in Dollars)		$ 300
Class A ordinary shares [Member] | IPO [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares price	3,000,000
Ordinary per share price (in Dollars per share)	$ 4
Commission (in Dollars)	$ 12,000,000
Class B Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares authorized		50,000,000	50,000,000
Ordinary shares par value (in Dollars per share)		$ 0.0001
Ordinary shares issued		1,000,000	1,000,000
Ordinary shares outstanding		1,000,000	1,000,000
Erayak International Limited [Member] | Class A ordinary shares [Member]
Shareholders’ Equity (Details) [Line Items]
Share owned by company		6,000,000
Erayak International Limited [Member] | Class B Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Share owned by company		1,000,000
CEC Science and Innovation Co., Ltd. [Member] | Class A ordinary shares [Member]
Shareholders’ Equity (Details) [Line Items]
Share owned by company		1,400,000
Grand Merchant Incorporation Limited. [Member] | Class A ordinary shares [Member]
Shareholders’ Equity (Details) [Line Items]
Share owned by company		600,000